Share-based compensation - key assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2020-2022 LTIP [Domain] | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)	€ 7.38
Expected volatility, non-options granted	40.00%
Dividend yield, non-options granted	5.00%
Risk free interest rate, non-options granted	(0.70%)
2019-2021 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)		€ 13.10
Expected volatility, non-options granted		39.00%
Dividend yield, non-options granted		5.00%
Risk free interest rate, non-options granted		(0.70%)
2017-2021 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)			€ 18.79
Expected volatility, non-options granted			41.00%
Dividend yield, non-options granted			0.00%
Risk free interest rate, non-options granted			(0.30%)
2016-2018 LTIP | Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, non-options granted			40.00%
Risk free interest rate, non-options granted			(0.80%)
2016-2018 LTIP | Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)			€ 9.74
2016-2018 LTIP | Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)			€ 10.39
2016-2018 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, non-options granted				44.00%
Dividend yield, non-options granted				0.00%
Risk free interest rate, non-options granted				(0.80%)
2016-2018 LTIP | Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)				€ 9.74
2016-2018 LTIP | Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)				€ 10.39
2014-2018 LTIP | Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, non-options granted					40.00%
Risk free interest rate, non-options granted					0.70%
2014-2018 LTIP | Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)					€ 13.44
2014-2018 LTIP | Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)					€ 15.21
2014-2018 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield, non-options granted						0.00%
2014-2018 LTIP | Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)						€ 13.44
Expected volatility, non-options granted						37.00%
Risk free interest rate, non-options granted						0.70%
2014-2018 LTIP | Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)						€ 15.21
Expected volatility, non-options granted						39.00%
Risk free interest rate, non-options granted						0.80%